Trade and other receivables	12 Months Ended
Dec. 31, 2022
Trade and other receivables [Abstract]
Trade and other receivables

Note 7 — Trade and other receivables

	December 31, 2022	December 31, 2021
	EUR	EUR
Trade receivables – outside parties	31,660	120,363
Other receivables – outside parties	592	1,397
Other receivables – related parties	4,409	2,667
	36,661	124,427

The credit period on rendering of service to outside parties is based on ordinary course of businesses.

Loss allowance for trade receivables has been measured at an amount equal to the lifetime ECL. The ECL on trade receivables are estimated using a provision matrix by reference to past default experience of the debtor and an analysis of the debtor’s current financial position, adjusted for factors that are specific to the debtors, and where relevant general economic conditions of the industry in which the debtors operate. As at end of reporting period, management considers the ECL for trade and other receivables is insignificant.

As the Group’s historical credit loss experience does not show significantly different loss patterns for different customer segments, the provision for loss allowance based on past due status is not further distinguished between the Group’s different customer base.